PREPAID LICENSE FEE	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
PREPAID LICENSE FEE
PREPAID LICENSE FEE

NOTE 3: PREPAID LICENSE FEE

In April 2021, the Company entered into two-year software license agreement to enable product development. The license fee is prepaid at a rate of $70,000 annually. The prepaid license fee is amortized on a straight-line basis over the term of the license agreement, and is included in Development expense in our Statement of Operations.

NOTE 3: PREPAID LICENSE FEE

In April 2021, the Company entered into two-year software license agreement to enable product development. The license fee is prepaid annually at a rate of $70,000 annually. The prepaid license fee is amortized on a straight line basis over the term of the license agreement, and is included in Development expense in our Statement of Operations.